PROPERTY, PLANT AND EQUIPMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 5 – PROPERTY, PLANT AND EQUIPMENT

The following table summarizes our property, plant and equipment:

	June 30, 2024 (Unaudited)	December 31, 2023
Buildings and improvements	$15,986,266	$16,276,614
Machinery, equipment and vehicle fleet	8,707,241	8,597,430
Construction in progress	21,295	21,682
Property, plant and equipment - cost	24,714,802	24,895,726
Less: Accumulated depreciation	(6,951,560)	(6,200,757)
Property, plant and equipment - net	$17,763,242	$18,694,969

For the three months ended June 30, 2024 and 2023, depreciation expense was $433,391 and $395,414, respectively. For the six months ended June 30, 2024 and 2023, depreciation expense was $867,378 and $705,489, respectively.

NOTE 5 – PROPERTY, PLANT AND EQUIPMENT

The following table summarizes our property, plant and equipment:

December 31,	2023	2022
Buildings and improvements	$16,276,614	$16,406,932
Machinery, equipment and vehicle fleet	8,597,430	8,739,192
Construction in progress	21,682	438,208
Property, plant and equipment - cost	24,895,726	25,584,332
Less: Accumulated depreciation	(6,200,757)	(4,813,008)
Property, plant and equipment - net	$18,694,969	$20,771,324

Construction in progress was $21,682 as of December 31, 2023, and $438,208 as of December 31, 2022. $416,256 of construction in progress of dormitories was reclassified as fixed assets in 2023.

Depreciation expense was $1,388,096 and $1,613,923 for the year ended December 31, 2023 and 2022, respectively. All the depreciation expense was recorded as cost of goods sold.